Net income (loss) per common share - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Basic and diluted net income (loss)	$ 316,135	$ (12,545)